Deferred Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Deferred Revenue

NOTE 7 – Deferred Revenue

On October 29, 2020, the Company entered into a silver streaming arrangement (“Silver Stream”) with OMF Fund III (HG) Ltd. (“Orion”), whereby Orion made an upfront cash payment of US$2,000,000, pursuant to which the Company will deliver to Orion 100% of the silver production from the potential South Railroad mine over the life of mine. Orion will pay an ongoing cash purchase price equal to 15% of the prevailing silver price at the time of delivery. The upfront payment for the Silver Stream has been accounted for as deferred revenue as the agreement will be satisfied through the delivery of non-financial items (i.e. silver commodity from the Company’s production), rather than cash or financial assets. The drawdown of the deferred revenue will be credited to future sales in the corresponding period.

$
Deferred revenue proceeds	2,594,000
Accretion expense	36,556
Foreign exchange adjustment	(48,437)
Balance as at December 31, 2020	2,582,119
Accretion expense	200,025
Foreign exchange adjustment	48,437
Balance as at December 31, 2021	2,830,581